CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF THE COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

29.                    CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Under PRC laws and regulations, the Company's PRC subsidiaries, VIEs and subsidiaries of VIEs are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves of the Company's PRC subsidiaries and the net assets of the VIEs and subsidiaries of VIEs, as determined pursuant to PRC generally accepted accounting principles, totaling RMB1,350,642 (US$223,110) as of December 31, 2013. The following is the condensed financial information of the Company on a parent-company only basis:

Balance sheets

	December 31,
	2012	2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	762	642	106

Total current assets	762	642	106

Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	510,577	710,437	117,356
Amounts due from subsidiaries, VIEs and subsidiaries of VIEs	287,752	283,839	46,887

Total non-current assets	798,329	994,276	164,243

TOTAL ASSETS	799,091	994,918	164,349

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	179	179	30
Total current liabilities	179	179	30

Total liabilities	179	179	30

Shareholders' equity:
Ordinary shares, par value US$0.00001 per share
Authorized - 500,000,000 shares as of December 31, 2012 and 2013;
Issued and outstanding - 58,937,912 and 65,137,912 shares as of December 31, 2012 and 2013, respectively	4	4	1
Additional paid-in capital	469,761	721,611	119,201
Receivables from issuance of ordinary shares	-	(79,850)	(13,190)
Retained earnings	329,147	352,974	58,307

Total shareholders' equity	798,912	994,739	164,319

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	799,091	994,918	164,349

Statements of comprehensive income (loss)

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of goods sold	-	-	-	-

Gross profit	-	-	-	-

Operating expenses	(835)	(2,660)	(4,026)	(665)

Loss from operations	(835)	(2,660)	(4,026)	(665)

Equity in profits of subsidiaries, VIEs and subsidiaries of VIEs	70,265	(2,892)	27,861	4,603
Interest income	6	1,173	-	-
Interest expense	(3)	(1,084)	(4)	(1)
Exchange (loss) gain	(1,516)	5	(4)	(1)

Income before income tax expense	67,917	(5,458)	23,827	3,936
Income tax expense	-	-	-	-

Net income (loss) and comprehensive income (loss)	67,917	(5,458)	23,827	3,936

Statements of cash flows

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Cash flows used in operating activities	(2,348)	(2,566)	(4,061)	(671)

Cash flows used in investing activities	(209,590)	(5,034)	3,941	651

Cash flows provided by financing activities	-	-	-	-

Net increase (decrease) in cash and cash equivalents	(211,938)	(7,600)	(120)	(20)

Cash and cash equivalents, beginning of year	220,300	8,362	762	126

Cash and cash equivalents, end of year	8,362	762	642	106

(a)                       Basis of presentation

In the parent-only financial statements, the Company's investments in subsidiaries, VIEs and subsidiaries of VIEs are stated at cost plus equity in undistributed earnings of subsidiaries, VIEs and subsidiaries of VIEs since inception or acquisition. The parent-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company records its investments in its subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC topic 323-10 ("ASC 323-10"), Investment-Equity Method and Joint Ventures. Such investments are presented as "Investments in subsidiaries, VIEs and subsidiaries of VIEs" on the balance sheets and share of the subsidiaries and VIEs' profit is presented as "Equity in profit of subsidiaries, VIEs and subsidiaries of VIEs" in the statements of comprehensive income (loss).

The subsidiaries, VIEs and subsidiaries of VIEs did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted in the parent-only financial statements.

(b)                       Commitments

The Company did not have any significant commitments or long-term obligations as at December 31, 2012 and 2013.